Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant
Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC. 31 US$ MILLIONS	2024	2023
Assets
Cash and cash equivalents	$—	$—
Investments in subsidiaries	12,249	8,694
Due from related party	1	32
Total assets	12,250	8,726
Liabilities
Accounts payable and accrued liabilities	2	1
Due to related party	22	22
Total liabilities	24	23
Mezzanine equity
Preferred shares	—	2,694
Equity
Share capital	9,968	5,184
Retained earnings	2,054	945
Accumulated other comprehensive income (loss)	204	(120)
Total equity	12,226	6,009
Total liabilities, mezzanine equity and equity	$12,250	$8,726
Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Income of equity method investments	$1,230	$806	$507
Operating expenses	(16)	(10)	(8)
Interest expense	—	—	—
Net income	1,214	796	499
Other comprehensive income (loss)	$324	$403	$(446)
Comprehensive income	$1,538	$1,199	$53
Brookfield Wealth Solutions Ltd.
Schedule II – Condensed Financial Information of Registrant (Continued)
Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Operating activities
Net income	$1,214	$796	$499
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(1,230)	(806)	(565)
Changes in non-cash balances related to operations:
Changes in working capital	(31)	(22)	32
Cash flows from operating activities	(47)	(32)	(34)
Investing activities
Investments in shares of subsidiaries	61	42	(2,894)
Cash flows from investing activities	61	42	(2,894)
Financing activities
Issuance of common stock	—	—	450
Issuance of preferred stock	—	—	2,512
Distributions	(14)	(10)	(59)
Cash flows from financing activities	(14)	(10)	2,903
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—	25
Net change during the year	—	—	(25)
Cash and cash equivalents, end of year	$—	$—	$—
Schedule II – Condensed Financial Information of Registrant (Continued)
Notes to the Condensed Financial Information of Registrant (Parent Company Only)
NOTE 1. BASIS OF PRESENTATION
These condensed financial statements of Brookfield Wealth Solutions Ltd. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of the Parent Company and its subsidiaries.
All operating activities of the Parent Company are conducted by its operating subsidiaries, which are: North End Re Ltd., North End Re (Cayman) SPC, Brookfield Annuity Company, American National Group Inc. and Argo Group International Holdings, Inc. The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd., which holds the Parent Company’s interest in these operating subsidiaries. The Parent Company is a holding company that does not conduct any substantive business operations and does not have any assets other than investments in its subsidiaries and due from related party. The operating subsidiaries are regulated insurance companies and therefore have restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company without prior approval by local regulators.
For the purposes of these condensed financial statements, the Parent Company’s wholly owned subsidiaries are presented under the equity method of accounting. Under this method, the assets and liabilities of subsidiaries are not consolidated. The investments in subsidiaries are recorded on the condensed statements of financial position. The earnings of its subsidiaries are reported on a net basis as income (loss) of equity method investments on the condensed statements of comprehensive income (loss).
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on third-party credit facilities was $1.2 billion, on which $17 million was drawn as of December 31, 2024 (2023 – $750 million and $430 million, respectively).
The Parent Company had no other material commitments or contingencies during the reported periods.